COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Pledges:

1.
The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its debts to banks, as well as placed floating liens on all of its remaining assets in favor of the banks.

2.	The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing for such equipment.

b.	Operating leases and other agreements:

1.	The premises occupied by the Company are leased under three lease agreements that expire in February 2022, December 2022 and February 2024.

2.	The Company's motor vehicles are leased under operating lease agreements, mainly for three-year terms.

3.	Minimum future payments at December 31, 2018 due under the above agreements over the next five years and thereafter are as follows:

	Premises leases	Other agreements
First year	883	581
Second year	883	439
Third year	883	213
Fourth year	189	145
Fifth year and thereafter	14	160

	2,852	1,538

Payments required under these agreements are charged to expense on a straight-line method over the periods of the respective leases.

Expenses recorded under these agreements for the years ended December 31, 2018, 2017 and 2016 were $ 1,766, $1,444 and $ 1,447, respectively.

c.	Indemnification agreement:

The Company entered into an indemnification agreement with each of its directors and officers and undertook to enter into the same agreement with future directors and officers. Such indemnification amount is limited to 25% of the Company's shareholders' equity.

The Israeli Companies Law provides that an Israeli company cannot exculpate an officer from liability with respect to a breach of his or her duty of loyalty. If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care. However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any officer from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability. The Company provided an exculpation letter to each of its directors and officers, and agreed to provide the same to future officers.

d.	Contingent Liabilities:

Environmental Related Matters

In connection with the change of control of the Company that resulted from Nistec’s acquisition of a controlling stake in the Company, Israeli law requires it to obtain a new business permit in order to continue operating its business. The Company submitted an application for this permit and received a permit until 2099.

The new permit is subject to certain conditions, especially certain conditions imposed by the Israeli Ministry for Environmental Protection. Compliance with these conditions may be costly.

In October 2015, the Company filed an application for an emissions permit with the Ministry. In January 2016, the Company received a notice of non-compliance from the Ministry, stating that the application was incomplete and that the Company is in breach of the Clean Air Law, 5768-2008 and the Licensing of Businesses Law, 5728-1968. The Company submitted amended application and conducted discussions with the Ministry throughout 2016 and 2017. The Company received the emissions permit in July 2017.

Employee related matters

In May 2008, a lawsuit was filed by one of the Company’s former employees alleging that he had suffered personal injuries during his employment and he is seeking aggregate financial compensation of approximately $ 71 for past damages and additional amounts for future lost income, pain and suffering as the court may determine.

Four other employees notified the Company in January 2011 and July 2013, that they allegedly suffered personal injuries during their employment with the Company. Of these four employees, one is seeking compensation of $ 162 and the others did not state their claim amount.

The Company submitted all of these claims to its insurance company, which informed the Company that it is reviewing the statements of claim without prejudicing its rights to deny coverage.

During the period November 2015 through March 2019, four former employees filed law suits seeking additional payments in connection with their employment with the Company and subsequent termination. On August 2018 a court decision was provided for one of the labor suits and a provision was recorded accordingly. On October 2018, both the Company and this former employee appealed the Labor Court’s decision. The aggregate amount claimed for the above mention labor suits is approximately $ 900. The Company recorded a provision according to its legal advisor's opinion.